Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Apr. 24, 2016	Jan. 24, 2016	Oct. 25, 2015	Jul. 26, 2015	Apr. 26, 2015	Jan. 25, 2015	Oct. 26, 2014	Jul. 27, 2014	Apr. 24, 2016	Apr. 26, 2015	Apr. 27, 2014
Income (loss) applicable to common shares:
Income (loss) from continuing operations attributable to common stockholders	$ 21,462	$ 5,453	$ 5,834	$ 5,456	$ (883)	$ 3,606	$ (2,783)	$ (4,708)	$ 38,205	$ (4,768)	$ (105,355)
Income (loss) from discontinued operations, net of income taxes	3,533	1,162	5,616	(2,312)	3,975	1,817	1,762	2,391	7,999	9,945	(22,331)
Net income (loss) attributable to common stockholders	$ 24,995	$ 6,615	$ 11,450	$ 3,144	$ 3,092	$ 5,423	$ (1,021)	$ (2,317)	$ 46,204	$ 5,177	$ (127,686)
Denominator:
Denominator for basic income (loss) per share-weighted average shares	40,755,048.00	40,730,065.00	40,697,797.00	40,580,806.00	40,033,404	40,028,776	39,932,856	39,827,889	40,690,929	39,955,735	39,731,766
Effect of dilutive securities
Employee Stock options									109,244
Restricted stock units									523,300
Denominator for diluted income (loss) per share-adjusted weighted average shares and assumed conversions	41,351,978	41,378,792	41,353,544	41,205,520	40,033,404	40,336,663	39,932,856	39,827,889	41,323,473	39,955,735	39,731,766
Basic income (loss) per share attributable to common stockholders
Income (loss) from continuing operations (in dollars per share)	$ 0.53	$ 0.13	$ 0.14	$ 0.13	$ (0.02)	$ 0.09	$ (0.07)	$ (0.12)	$ 0.94	$ (0.12)	$ (2.65)
Income (loss) from discontinued operations, net of income taxes (in dollars per share)	0.08	0.03	0.14	(0.05)	0.10	0.05	0.04	0.06	0.20	0.25	(0.56)
Net income (loss) attributable to common stockholders (in dollars per share)	0.61	0.16	0.28	0.08	0.08	0.14	(0.03)	(0.06)	1.14	0.13	(3.21)
Diluted income (loss) per share attributable to common stockholders
Income (loss) from continuing operations (in dollars per share)	0.52	0.13	0.14	0.13	(0.02)	0.09	(0.07)	(0.12)	0.92	(0.12)	(2.65)
Income (loss) from discontinued operations, net of income taxes (in dollars per share)	0.08	0.03	0.14	(0.05)	0.10	0.04	0.04	0.06	0.20	0.25	(0.56)
Net income (loss) attributable to common stockholders (in dollars per share)	$ 0.60	$ 0.16	$ 0.28	$ 0.08	$ 0.08	$ 0.13	$ (0.03)	$ (0.06)	$ 1.12	$ 0.13	$ (3.21)
Potentially dilutive restricted stock units excluded from calculation of EPS (in shares)										279,594	48,362
Potentially dilutive stock options excluded from calculation of EPS (in shares)										84,938	52,501
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share
Anti-dilutive shares excluded from calculation of EPS									444,365	205,060	753,860
Restricted Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share
Anti-dilutive shares excluded from calculation of EPS											1,254,413